Income Taxes - Schedule of Reconciliation of Federal Statutory Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	10.40%	3.50%
exactEarth acquisition costs	(5.50%)	0.00%
Merger costs	(7.40%)	0.00%
Merger contingent fees	8.60%	0.00%
Contingent earnout liability	68.20%	0.00%
Non-deductible expenses and other	0.60%	(0.90%)
Research and development credits	4.70%	5.40%
Foreign rate differential	7.80%	(0.60%)
Change in valuation allowance, net	(111.00%)	(29.60%)
Effective tax rate	(2.60%)	(1.20%)